INVESTMENT IN BIOCANCELL	12 Months Ended
Dec. 31, 2011
INVESTMENT IN BIOCANCELL [Abstract]
INVESTMENT IN BIOCANCELL
NOTE 5:-	INVESTMENT IN BIOCANCELL

	December 31,
	2010	2011
Common stock
Convertible loan	$636	$265
Warrants	3,650	2,680
	1,339	88

Investment in BioCancel	$5,625	$3,033

In July 2008, the Company signed an agreement with BioCancell Therapeutics, Inc. ("BioCancell"), an Israel-based clinical-stage biopharmaceutical company, whose Common stock is listed on the Tel Aviv Stock Exchange. As part of the agreement, the Company provided funding to BioCancell, is entitled to appoint one member to BioCancell's board of directors and provides BioCancell with certain consulting services. It was also agreed between Tikcro and two major shareholders of BioCancell, who held together with Tikcro more than 25% (but less than 50%) of the shares of BioCancell, to vote for one member of the board for each of these 3 shareholders. The agreement was terminated on July 27 2011. Furthermore, no restrictions were made on the vote for other members of the board.

The initial investment included a purchase of 837,521 shares of Common stock of BioCancell at a price per share in NIS equal to $ 0.597 ($ 500 in total), a convertible note due June 2012 in the principal amount of $2.0 million, bearing interest at 10% per year and convertible into up to 3,464,385 shares of common stock with a conversion price per share in NIS equal to $ 0.716, and a five-year warrant expiring June 2013 to purchase from BioCancell up to 4,301,906 shares of Common stock at a price per share in NIS equal to $ 0.716. The interest accrued on the convertible note until September 30, 2010 was accumulated as part of the loan value.

As the convertible note is due in July 2012, the Company expects to realize the entire investment in 2012. Therefore, as of December 31, 2011, the investment was classified in short term investments.

During 2010, the Company sold 104,372 shares of Common stock of BioCancell for consideration of $ 113.During 2008, 2009 and 2010 the Company received 191,817 shares of Common stock for consulting services. During 2011, shares regarding consulting services were not received and were accounted for in other current assets. As of December 31, 2011, Tikcro's voting stock interest in BioCancell, based on its outstanding Common stock of 924,966 shares, represented approximately 3.5% (17% on a fully diluted basis).

In addition, Tikcro was entitled to a "full ratchet" anti-dilution protection in cases Biocancell issues additional securities, under terms stipulated in the agreement. Following a private placement that BioCancell effected in March 2012, the full-ratchet anti-dilution adjustment provision was triggered, and as a result additional 1,025,979 shares of Common stock were issued to the Company for no additional consideration. The convertible note is convertible into up to 9,244,823 shares of common stock at a conversion price of NIS 1.00 per share, and the warrant expiring June 2013 entitles the Company to purchase up to 4,301,906 shares of common stock for an exercise price of NIS 1.00 per share.

The Company has a representative on BioCancell's board of directors. In addition, as part of the investment agreement, the board of directors of BioCancell has designated an executive committee comprised of 4 members of the board of directors including one Tikcro representative (the "executive committee"). The approval of the executive committee will be required for the consummation of material transaction of BioCancell, adoption of BioCancell's budget, decisions relating to investment policy and a working plan.

In connection with the investment, for the consulting services provided by the Company and as long as its representative serves on BioCancell's board of directors, Tikcro is entitled to the management fees in amount of $ 30 per annum and 63,939 shares of Common stock of BioCancell. Starting the last quarter of 2010, the Company is also entitled to receive interest in cash accrued on the convertible loan granted to Biocancell.

As a result of applying ASC No. 825, the Company has recorded the change in fair value of the investment as financial income in the amount of $ 3,198 for the year ended December 31, 2009, and financial expenses in the amount of $ 524 and $ 2, 592 for the years ended December 31, 2010 and 2011, respectively.

The Company undertook to pay a fee of 4% of the net realized profits from securities held in portfolio companies.